Accounts receivable, net	12 Months Ended
Dec. 31, 2024
Credit Loss [Abstract]
Accounts receivable, net

Note 5 – Accounts receivable, net

Accounts receivable, net consist of the following:

	December 31, 2022	December 31, 2023	December 31, 2024	December 31, 2024
	SGD	SGD	SGD	USD
Accounts receivable	252,818	590,691	574,536	420,536
Less: Allowance for expected credit losses	(9,102)	(9,802)	(60,360)	(44,181)
Total accounts receivable, net	243,716	580,889	514,176	376,355

Movements of allowance for expected credit losses accounts are as follows:

	December 31, 2022	December 31, 2023	December 31, 2024	December 31, 2024
	SGD	SGD	SGD	USD

Allowance for expected credit losses, beginning balance	23,210	9,102	9,802	7,174
Addition	16,683	7,619	50,948	37,292
Write-off	(30,791)	(6,919)	(390)	(285)
Allowance for expected credit losses, ending balance	9,102	9,802	60,360	44,181

As of the end of each of the financial year, the aging analysis of accounts receivable, net of allowance for expected credit losses accounts, based on the invoice date is as follows:

	December 31, 2022	December 31, 2023	December 31, 2024	December 31, 2024
	SGD	SGD	SGD	USD
Within 30 days	127,415	521,337	427,346	312,798
Between 31 and 60 days	42,445	5,698	45,916	33,609
Between 61 and 90 days	59,960	10,405	10,563	7,732
More than 90 days	13,896	43,449	30,351	22,216
Total accounts receivable, net	243,716	580,889	514,176	376,355